Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

6. RELATED PARTY TRANSACTIONS

Loans Receivable

The Company had loans receivable outstanding from entities owned by shareholders of the Company. Total related party loans receivable as of December 31, 2013 and 2012 amounted to $0, and $108,243, respectively. These outstanding receivables were due on demand and had no stated interest rate. These receivables were collateralized by 1,083 shares of the related parties’ Series A, and they were exchanged in November 2013. See Note 5 for further information.

Notes Payable

Shirley Birch, sister-in-law of our founder, is the note-holder of the following instruments: $125,000 2007-2009 Convertible Note issued in April 2007 accruing interest at the rate of 48%, per annum, $112,500 2007-2009 Convertible Note issued in June 2007 accruing interest at the rate of 18%, per annum, of which $85,000 of the principal has been repaid, $150,000 2012 Convertible Promissory Note issued in July 2012 accruing interest at the rate of 18%, per annum. As of December 31, 2013 and 2012, the Company had principal amounts of $302,500, of notes held by Mrs. Birch outstanding. For the years ended December 31, 2013 and 2012, the Company paid interest amounts of $38,313 and $76,200, respectively, for notes held by Mrs. Birch.

Notes Payable to Related Parties

During 2013, the Company entered into a loan agreement (the “Loan Agreement”) by and between Andrew Do, the Pharmacist in Charge, and a shareholder of the Company, as lender (the “Lender”), and the Company, as borrower. Pursuant to the Loan Agreement, the Lender agreed to advance to the Company a principal amount of $104,165 (the “Loan”) with no stated interest rate. The Company has promised to pay in full the outstanding principal balance of any and all amounts due under the Loan Agreement within thirty (30) days of the Company’s receipt of investment financing or a commitment from a third party to provide $1,000,000 to the Company or one of its subsidiaries (the “Due Date”), to be paid in cash. As of December 31 2013, the Company had a principal amount outstanding due under this note of $104,165.

Series A

During 2013, the Company entered in to an exchange agreement with related party members with outstanding notes receivable of $108,328. The Company agreed to exchange 1,083 shares of Series A held by our related party members with a fair market value of $108,328 in satisfaction of the notes receivable. As of December 31, 2013 and 2012, Andrew Do owned 16,000 shares of Series A which converts into 1,600,000 shares of common stock.

Common Stock Warrants

During 2012, our board of directors authorized us to award warrants to purchase 13.4 million shares of common stock to our CEO and founders. This award was made in satisfaction of management services provided. We recorded share-based compensation expense of approximately $13.3 million related to this stock award for the year ended December 31, 2012 based upon the fair market value of the warrants on the date of issuance using the Black Scholes model. See Note 2 for variables used in the Black Scholes model.

Related Party Employees

Seven relatives of Ed Kurtz, our Director and COO, are employed by us. For the years ended December 31, 2013 and 2012, these relatives had total cash compensation, including base salary, bonus and other compensation totaling $42,439 and $36,859; $20,781 and $24,572; $90,695 and $71,870; $92,397 and $114,735; $69,000 and $57,500; $4,974 and $0; $7,287 and $0; respectively.

During the years ended December 31, 2013 and 2012, one of the relatives also had total stock based compensation of $0 and $2,978,624, respectively, resulting from the issuance of 0 and 3,000,000 warrants for common stock.

A relative of our Pharmacist in Charge, is a consultant to the Company and receives $1,500 per week for management consulting and other business advisory services. For the years ended December 31, 2013 and 2012, this relative received fees of $78,000 and $48,000, respectively.